INCOME TAX	6 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
INCOME TAX
INCOME TAX
Income tax expense recognized in the statement of earnings comprises the following:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Current income tax expense	$25	$18	$58	$18
Deferred income tax expense	28	12	31	25
	$53	$30	$89	$43